FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

12.         FAIR VALUE MEASUREMENT

Measured or disclosed at fair value on a recurring basis

The Group’s financial assets and liabilities primarily include cash and cash equivalents and accounts receivable

The carrying amounts of the Group’s financial assets and liabilities, primarily including cash and cash equivalents, accounts receivable,and prepayment from customers, approximate their fair values.

Measured or disclosed at fair value on a non-recurring basis

The Group’s goodwill and intangible assets are primarily acquired through business acquisition. Purchase price allocation are measured at fair value on a nonrecurring basis as of the acquisition dates. The Group measures its goodwill and intangible assets at fair value on a nonrecurring basis annually or whenever events or changes in circumstances indicate that carrying amount of a reporting unit exceeds its fair value. Intangible assets are measured using the income approach - discounted cash flow method when events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. For goodwill impairment testing, refer to Note 7 for details. The Group recognized impairment loss of $Nil, $Nil and $19,156 related to goodwill for the years ended December 31, 2020, 2021 and 2022.

The Group recognized impairment loss of $Nil, $Nil and $3,505 related to intangible assets acquired for the years ended December 31, 2020, 2021 and 2022.

12.         FAIR VALUE MEASUREMENT - continued

The Group measures property, plant and equipment and operating lease right-of-use assets at fair value on a non-recurring basis when events or changes in circumstances indicate that the carrying amount of these assets or asset group may not be recoverable. The fair value is determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and the discount rate. The Group recorded impairment loss on property, plant, and equipment and operating lease right-of-use assets of $Nil, $Nil and $Nil during the years ended December 31, 2020, 2021 and 2022.

The Group measures long-term equity method investment at fair value on a non-recurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. The fair value is determined using models with significant unobservable inputs (Level 3 inputs), primarily the management projection of discounted future cash flow and the discount rate. The Group recognized impairment loss of $Nil $Nil and $Nil related to the long-term equity method investment for the years ended December 31, 2020, 2021 and 2022,.